Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	Computer software	Right-of-use Platform	Customer base	Technical know-how	Security Surveillance system	Intelligent Cloud Platform	Assets under construction - Cash Management Systems	Total
Cost
At December 31, 2023	$919,222	$114,659	$829,560	$486,112	$1,524,224	$1,604,580	$194,082	$5,672,439
Additions	123,122	-	-	-	-	-	-	123,122
Exchange differences	(1,724)	(3,176)	(22,972)	(13,462)	(42,210)	(469)	(858)	(84,871)
At December 31, 2024	$1,040,620	$111,483	$806,588	$472,650	$1,482,014	$1,604,111	$193,224	$5,710,690
Additions	2,837	-	-	-	-	-	-	2,837
Assets classified as held for sale	-	-	(243,950)	(480,930)	(1,507,977)	-	-	(2,232,857)
Exchange differences	84,156	4,801	28,611	8,280	25,963	3,237	17,264	172,312
At December 31, 2025	$1,127,613	$116,284	$591,249	$-	$-	$1,607,348	$210,488	$3,652,982

Accumulated amortization
As December 31, 2023	$830,600	$114,659	$706,271	$82,956	$699,123	$402,580	$-	$2,836,189
Amortization charged for the year	60,190	-	81,147	54,600	104,673	133,515	-	434,125
Impairment of intangible assets	-	-	-	-	-	-	188,797	188,797
Exchange differences	(2,107)	(3,176)	(20,789)	(3,125)	(20,947)	(3,655)	4,427	(49,372)
As December 31, 2024	$888,683	$111,483	$766,629	$134,431	$782,849	$532,440	$193,224	$3,409,739
Amortization charged for the year	38,123	-	40,658	54,715	90,698	133,550	-	357,744
Impairment of intangible assets	-	-	-	98,032	505,645	-	-	603,677
Assets classified as held for sale	-	-	(243,950)	(289,533)	(1,392,906)	-	-	(1,926,389)
Exchange differences	79,806	4,801	27,912	2,355	13,714	5,215	17,264	151,067
As December 31, 2025	$1,006,612	$116,284	$591,249	$-	$-	$671,205	$210,488	$2,595,838

Net book value
At December 31, 2024	$151,937	$-	$39,959	$338,219	$699,165	$1,071,671	$-	$2,300,951
At December 31, 2025	$121,001	$-	$-	$-	$-	$936,143	$-	$1,057,144